Income Taxes (Details Narrative)	12 Months Ended
Jun. 30, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 4,671,000
Operating loss carryovers expiration year	2035
Increase in valuation allowance	$ 1,952,000